DEBT (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of debt

	June 30,	December 31,
	2023	2022
Notes payable to a financial institution, at 8.75% per annum, with the equipment purchased pledged as collateral and varying due dates through November 2024	$35,384	$49,655

Unsecured promissory note payable to a director of the Company, at 7% per annum, due in February 2024	625,000	625,000

Unsecured promissory note payable to the president of the Company, at 5% per annum, due in October 2023	10,000	10,000

Secured convertible promissory notes payable to various investors, at 9.5% per annum, due on December 31, 2023	362,000	350,000

Unsecured promissory note payable to a shareholder, at 9.5% per annum, due on December 31, 2023	50,000	50,000

Unsecured promissory note payable to the president of the Company, at 7% per annum, due on March 30, 2024	25,000	25,000

Unsecured promissory note to a director of the Company converted into a convertible promissory note, at 9.5% per annum, due on December 31, 2023	385,658	385,658

Convertible promissory note payable to a shareholder and affiliate of a director of the Company, at 9.5% per annum, due on December 31, 2023	320,242	320,242

Unsecured convertible promissory note payable to a lender, at 9.5% per annum, due on December 31, 2023	30,000	30,000

Unsecured promissory note payable to a director of the Company, at 7% per annum, due on December 31, 2023	150,000	150,000

Unsecured promissory note payable to the president of the Company, at 7% per annum, due in March 2024	25,000	–

Unsecured promissory note payable to a shareholder of the Company, at 7% per annum, due in March 2024	50,000	–

Secured convertible promissory notes payable to various investors, at 9.5% per annum, due on December 31, 2024	553,000	–
Total	2,621,284	1,995,555
Less current maturities	(2,060,449)	(1,973,651)
Long-term debt, less current portion	$560,835	$21,904

Schedule of long term debt maturities

June 30,
2024	$2,060,449
2025	560,835
Total Debt	$2,621,284